Loss per share - Antidilutive securities (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share options issued and outstanding (in-the-money)
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	1,578,645	97,875	1,659,854	97,875
Restricted share awards subject to future vesting
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	1,631,911	1,213,703	1,684,826	1,225,175